INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Average effective tax rate	13.20%	23.90%
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 590.6	$ 527.0
Excessive interest and financing expenses	$ 60.7